Average Annual Total Returns (Vanguard Tax-Managed Balanced Fund Retail)	Vanguard Tax-Managed Balanced Fund Vanguard Tax-Managed Balanced Fund - Admiral Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Tax-Managed Balanced Fund Vanguard Tax-Managed Balanced Fund - Admiral Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Tax-Managed Balanced Fund Vanguard Tax-Managed Balanced Fund - Admiral Shares 1/1/2014 - 12/31/2014	Barclays 1-15 Year Municipal Bond Index Vanguard Tax-Managed Balanced Fund Vanguard Tax-Managed Balanced Fund - Admiral Shares 1/1/2014 - 12/31/2014	Russell 1000 Index Vanguard Tax-Managed Balanced Fund Vanguard Tax-Managed Balanced Fund - Admiral Shares 1/1/2014 - 12/31/2014	Tax-Managed Balanced Composite Index Vanguard Tax-Managed Balanced Fund Vanguard Tax-Managed Balanced Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.81%	9.28%	5.97%	6.36%	13.24%	9.95%
Five Years	9.93%	9.58%	8.03%	4.31%	15.64%	10.21%
Ten Years	6.50%	6.27%	5.50%	4.35%	7.96%	6.73%